INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8. INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	June 30, 2024	December 31, 2023

Patents and licenses	$2,424,773	$2,267,251
Other	5,017	5,017
	2,429,790	2,272,268
Less: accumulated amortization	(1,193,915)	(1,103,645)
Intangible assets, net	$1,235,875	$1,168,623

Patents and licenses costs are accounted for as intangible assets and amortized over the life of the patent or license agreement and charged to research and development.

Amortization expense related to purchased intangible assets was $45,458 and $39,940 for the three months ended June 30, 2024, and 2023, respectively. Amortization expense related to purchased intangible assets was $90,270 and $78,805 for the six months ended June 30, 2024, and 2023, respectively.

Patents and trademarks are reviewed at least annually for impairment. No impairment was recorded through June 30, 2024, and December 31, 2023, respectively.

Future amortization of intangible assets is as follows:

2024	$96,015
2025	192,030
2026	192,030
2027	192,030
2028 and beyond	563,770
Total	$1,235,875